Property, Plant and Equipment - Summary of Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 14,257,788	¥ 12,633,974
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,359,692	29,309,093	¥ 27,975,530
Vehicles and equipment on operating leases, net [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,523,911	6,774,427	¥ 6,781,229
Property, plant and equipment subject to operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,523,911	6,774,427
Property, plant and equipment subject to operating leases [Member] | Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,471,187	6,759,024
Property, plant and equipment subject to operating leases [Member] | Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,724	15,403
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,904,902	5,168,683
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member] | Less – Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (1,619,009)	¥ (1,605,744)